Investments - Components of net realized gains (losses) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of net realized capital gains (losses)
Sales of fixed maturity securities	$ (93)	$ (99)	$ (557)	$ 750	$ 582
Net realized gains (losses)	(1,458)	2,887	6,091	1,752	(3,741)
Fortitude
Components of net realized capital gains (losses)
Net realized gains (losses)	(1,005)	2,714	5,950	237	(2,976)
Excluding Fortitude Re Funds Withheld Assets
Components of net realized capital gains (losses)
Net realized gains (losses)	(453)	173	141	1,515	(765)
Fortitude Re funds withheld embedded derivative
Components of net realized capital gains (losses)
Net realized gains (losses)	(1,025)	2,837	6,347	(687)	(3,978)
Fortitude Re funds withheld embedded derivative | Fortitude
Components of net realized capital gains (losses)
Net realized gains (losses)	(1,025)	2,837	6,347	(687)	(3,978)
Fortitude Re funds withheld embedded derivative | Excluding Fortitude Re Funds Withheld Assets
Components of net realized capital gains (losses)
Net realized gains (losses)	0	0	0	0	0
Excluding Modified Coinsurance And Funds Withheld Embedded Derivative
Components of net realized capital gains (losses)
Sales of fixed maturity securities	(93)	(99)	(557)	750	582
Change in allowance for credit losses on fixed maturity securities	(17)	(66)	(146)	11	(169)
Foreign exchange transactions, net of related hedges	18	117	756	330	84
Variable annuity embedded derivatives, net of related hedges	(178)	205
All other derivatives and hedge accounting	(116)	(78)	(224)	3	329
Sales of alternative investments and real estate investments	6	9	222	1,031	62
Other	0	(6)	(70)	176	14
Net realized gains (losses)	(433)	50	(256)	2,439	237
Excluding Modified Coinsurance And Funds Withheld Embedded Derivative | Change in allowance for credit losses on loans
Components of net realized capital gains (losses)
Change in allowance for credit losses on loans	(53)	(32)	(120)	141	(58)
Excluding Modified Coinsurance And Funds Withheld Embedded Derivative | Fixed index annuity and indexed life embedded derivatives, net of related hedges
Components of net realized capital gains (losses)
Variable annuity embedded derivatives, net of related hedges			(117)	(3)	(766)
Excluding Modified Coinsurance And Funds Withheld Embedded Derivative | Variable annuity embedded derivatives, net of related hedges
Components of net realized capital gains (losses)
Variable annuity embedded derivatives, net of related hedges			0	0	159
Excluding Modified Coinsurance And Funds Withheld Embedded Derivative | Fortitude
Components of net realized capital gains (losses)
Sales of fixed maturity securities	(17)	(20)	(232)	647	660
Change in allowance for credit losses on fixed maturity securities	0	(40)	(31)	3	17
Foreign exchange transactions, net of related hedges	7	6	61	20	(5)
Variable annuity embedded derivatives, net of related hedges	0	0
All other derivatives and hedge accounting	48	(66)	(181)	9	423
Sales of alternative investments and real estate investments	1	1	43	237	(96)
Other	0	2	(13)	0	0
Net realized gains (losses)	20	(123)	(397)	924	1,002
Excluding Modified Coinsurance And Funds Withheld Embedded Derivative | Fortitude | Change in allowance for credit losses on loans
Components of net realized capital gains (losses)
Change in allowance for credit losses on loans	(19)	(6)	(44)	8	3
Excluding Modified Coinsurance And Funds Withheld Embedded Derivative | Fortitude | Fixed index annuity and indexed life embedded derivatives, net of related hedges
Components of net realized capital gains (losses)
Variable annuity embedded derivatives, net of related hedges			0	0	0
Excluding Modified Coinsurance And Funds Withheld Embedded Derivative | Fortitude | Variable annuity embedded derivatives, net of related hedges
Components of net realized capital gains (losses)
Variable annuity embedded derivatives, net of related hedges			0	0	0
Excluding Modified Coinsurance And Funds Withheld Embedded Derivative | Excluding Fortitude Re Funds Withheld Assets
Components of net realized capital gains (losses)
Sales of fixed maturity securities	(76)	(79)	(325)	103	(78)
Change in allowance for credit losses on fixed maturity securities	(17)	(26)	(115)	8	(186)
Foreign exchange transactions, net of related hedges	11	111	695	310	89
Variable annuity embedded derivatives, net of related hedges	(178)	205
All other derivatives and hedge accounting	(164)	(12)	(43)	(6)	(94)
Sales of alternative investments and real estate investments	5	8	179	794	158
Other	0	(8)	(57)	176	14
Net realized gains (losses)	(453)	173	141	1,515	(765)
Excluding Modified Coinsurance And Funds Withheld Embedded Derivative | Excluding Fortitude Re Funds Withheld Assets | Change in allowance for credit losses on loans
Components of net realized capital gains (losses)
Change in allowance for credit losses on loans	$ (34)	$ (26)	(76)	133	(61)
Excluding Modified Coinsurance And Funds Withheld Embedded Derivative | Excluding Fortitude Re Funds Withheld Assets | Fixed index annuity and indexed life embedded derivatives, net of related hedges
Components of net realized capital gains (losses)
Variable annuity embedded derivatives, net of related hedges			(117)	(3)	(766)
Excluding Modified Coinsurance And Funds Withheld Embedded Derivative | Excluding Fortitude Re Funds Withheld Assets | Variable annuity embedded derivatives, net of related hedges
Components of net realized capital gains (losses)
Variable annuity embedded derivatives, net of related hedges			$ 0	$ 0	$ 159